Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions Used to Estimate Fair Value of Share Options Granted

The assumptions used to estimate the fair value of the share options granted during the year ended December 31, 2020 under 2019 Plan and 2020 Plan are as follows:

	2019 Plan	2020 Plan
Risk-free rate	1.90%	0.57% – 1.90%
Expected volatility range	39.65% – 39.78%	39.65% – 40.53%
Exercise multiple	2.80	2.80
Fair value per ordinary share as at valuation dates	US$2.32	US$4.45 – US$14.00

Summary of Share-based Compensation Expenses Recognized in Income and Capitalized as Part of the Cost of Assets

A summary of share-based compensation expenses recognized in income and capitalized as part of the cost of assets for the years ended December 31, 2018, 2019 and 2020 is as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenue	—	—	32,990	5,056
Selling and marketing	—	—	21,691	3,324
General and administrative	—	63,746	295,165	45,236
Construction in progress	—	—	20,127	3,085
Total share-based compensation expenses	—	63,746	369,973	56,701

2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity is stated below:

	Number of share options/ESOP Holdco Class B shares	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2019	—	n/a
Granted	17,633,120	1.73
Vested	(7,789,995)	1.79
Forfeited	—	n/a
Awarded and unvested as of December 31, 2020	9,843,125	1.68
Expected to vest as of December 31, 2020	9,843,125	1.68

2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the activity under 2020 Plan is stated below:

	Number of share options	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2019	—	n/a
Granted	14,138,509	5.43
Exercised*	(5,667,164)	3.55
Forfeited	(2,000)	4.61
Awarded and unvested as of December 31, 2020	8,469,345	6.68
Expected to vest as of December 31, 2020	8,469,345	6.68
Exercisable as of December 31, 2020	1,696,614	4.63

ISUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Activity

A summary of the ISU activities is stated below:

	Number of ISUs	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2019	423,000	17.26
Granted	244,409	127.57
Vested	(121,892)	71.64
Forfeited	(160,000)	40.32
Awarded and unvested as of December 31, 2020	385,517	74.78
Expected to vest as of December 31, 2020	385,517	74.78